Goodwill - Key assumptions used in the determination of recoverable value (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Term Of Projections, Significant Unobservable Inputs, Assets	5 years
Electrometallurgy United States Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Long-Term Growth Rate	0.020	0.020
Normalized Tax Rate	0.210	0.220
Electrometallurgy United States Segment | Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.111	0.110
Electrometallurgy Canada Segment
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Long-Term Growth Rate	0.020	0.020
Normalized Tax Rate	0.266	0.265
Electrometallurgy Canada Segment | Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.115	0.105